Fair Value of Financial Instruments - Reconciliation of Beginning and Ending Balances for Derivative and Warrant Liability Measured at Fair Value on Recurring Basis (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Balance at beginning of period	$ 15,965,891	$ 2,813,260	$ 2,813,260	$ 2,390,608
Issuance of Deerfield Warrant		7,610,000
Embedded Deerfield Put Option		220,000	220,000
Conversion of 2013 Convertible Notes		(1,900,000)	(1,900,000)
Reclassification of 2013 Warrants to equity	(1,110,000)
Exercise of warrants	(271,000)
Adjustment to fair value	26,512,000	4,002,000	7,222,631	(1,137,348)
Balance at end of period	$ 41,097,000	$ 12,744,000	15,965,891	2,813,260
Unsecured Convertible Promissory Notes
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Issuance of Deerfield Warrant				1,150,000
Deerfield Convertible Notes And Term Notes
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Issuance of Deerfield Warrant			$ 7,610,000
2013 Warrant Liability
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Issuance of Deerfield Warrant				$ 410,000